Accounts Receivable Balances Due (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Accounts Receivable	$ 491,407	$ 384,265
Customer A
Concentration Risk [Line Items]
Accounts Receivable	6,037	56,185
Customer B
Concentration Risk [Line Items]
Accounts Receivable	5,238	9,563
Customer C
Concentration Risk [Line Items]
Accounts Receivable	$ 0	$ 41,135